CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Retained Earnings [Member]	Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 81,764	$ 593	$ 88,396	$ 0	$ (7,225)
Restricted stock awards	(30)	186	0	(216)	0
Other stock issued	1,303	1,303	0	0	0
Equity compensation	93	64	0	29	0
Comprehensive income:
Net income (loss)	(11,899)	0	(11,899)	0	0
Other comprehensive income (loss) - net of tax	2,767	0	0	0	2,767
Total Comprehensive Income (Loss)	(9,132)
Balance at Dec. 31, 2010	73,998	2,146	76,497	(187)	(4,458)
Issuance of Common Stock	54	54	0	0	0
Stock Offering Expense	(151)	(151)	0	0	0
Equity compensation	150	50	0	100	0
Comprehensive income:
Net income (loss)	(3,762)	0	(3,762)	0	0
Other comprehensive income (loss) - net of tax	5,422	0	0	0	5,422
Total Comprehensive Income (Loss)	1,660
Balance at Dec. 31, 2011	75,711	2,099	72,735	(87)	964
Issuance of Common Stock	56	56	0	0	0
Equity compensation	87	32	0	55	0
Comprehensive income:
Net income (loss)	2,858	0	2,858	0	0
Other comprehensive income (loss) - net of tax	386	0	0	0	386
Total Comprehensive Income (Loss)	3,244
Balance at Sep. 30, 2012	79,098	2,187	75,593	(32)	1,350
Balance at Dec. 31, 2011	75,711	2,099	72,735	(87)	964
Issuance of Common Stock	243	243	0	0	0
Equity compensation	115	55	0	60	0
Comprehensive income:
Net income (loss)	8,545	0	8,545	0	0
Other comprehensive income (loss) - net of tax	(1,040)	0	0	0	(1,040)
Total Comprehensive Income (Loss)	7,505
Balance at Dec. 31, 2012	83,574	2,397	81,280	(27)	(76)
SOSARs exercised	4	4	0	0	0
Other stock issued	1,796	1,796	0	0	0
Equity compensation	100	83	0	17	0
Comprehensive income:
Net income (loss)	23,897	0	23,897	0	0
Other comprehensive income (loss) - net of tax	(8,547)	0	0	0	(8,547)
Total Comprehensive Income (Loss)	15,350
Balance at Sep. 30, 2013	$ 100,824	$ 4,280	$ 105,177	$ (10)	$ (8,623)